UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Diversified Yield Fund

Portfolio of Investments

July 31, 2010 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 32.8%
Industrial - 16.4%
Basic - 3.1%
Alcoa, Inc.
5.375%, 1/15/13	U.S.$	164	$174,333
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		115	119,374
ArcelorMittal
6.125%, 6/01/18		225	244,133
Dow Chemical Co. (The)
7.60%, 5/15/14		91	106,239
8.55%, 5/15/19		69	86,172
Eastman Chemical Co.
5.50%, 11/15/19		44	47,967
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		160	173,600
International Paper Co.
9.375%, 5/15/19		160	208,040
Lubrizol Corp.
8.875%, 2/01/19		155	196,639
Packaging Corp. of America
5.75%, 8/01/13		180	194,852
PPG Industries, Inc.
5.75%, 3/15/13		220	240,652
Rio Tinto Finance USA Ltd.
8.95%, 5/01/14		150	184,604
Teck Resources Ltd.
9.75%, 5/15/14		40	48,623
Xstrata Canada Financial Corp.
5.875%, 5/27/11	EUR	120	160,241

			2,185,469

Capital Goods - 0.8%
CRH Finance BV
7.375%, 5/28/14		120	177,989
Republic Services, Inc.
5.25%, 11/15/21 (a)	U.S.$	200	216,141
Tyco International Finance SA
8.50%, 1/15/19		150	196,002

			590,132

Communications - Media - 2.5%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	254,988
CBS Corp.
8.20%, 5/15/14		155	184,207
Comcast Corp.
5.30%, 1/15/14		180	199,391
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14		70	75,329
News America Holdings, Inc.
9.25%, 2/01/13		225	264,333
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	250,096
RR Donnelley & Sons Co.
4.95%, 4/01/14		175	179,364

Time Warner Cable, Inc.
7.50%, 4/01/14		150	176,190
WPP Finance UK
8.00%, 9/15/14		165	195,734

			1,779,632

Communications - Telecommunications - 2.7%
Bell Canada
4.85%, 6/30/14	CAD	195	201,252
British Telecommunications PLC
9.375%, 12/15/10 (b)	U.S.$	158	162,671
Deutsche Telekom International Finance BV
7.125%, 9/26/12	GBP	110	189,284
Embarq Corp.
7.082%, 6/01/16	U.S.$	271	293,537
Koninklijke KPN NV
5.00%, 11/13/12	EUR	130	179,930
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	U.S.$	180	251,322
Qwest Corp.
8.875%, 3/15/12 (b)		172	185,975
United States Cellular Corp.
6.70%, 12/15/33		275	278,980
Vodafone Group PLC
1.222%, 1/13/12 (c)	EUR	150	194,073

			1,937,024

Consumer Cyclical - Automotive - 1.3%
American Honda Finance Corp.
5.125%, 10/03/12		150	207,671
Daimler Finance North America LLC
6.50%, 11/15/13	U.S.$	160	180,913
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		137	142,898
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)		146	152,466
Volvo Treasury AB
5.95%, 4/01/15 (a)		190	203,285

			887,233

Consumer Cyclical - Entertainment - 0.3%
Viacom, Inc.
6.25%, 4/30/16		165	190,277

Consumer Cyclical - Other - 0.6%
Carnival PLC
4.25%, 11/27/13	EUR	140	189,188
Marriott International, Inc./DE Series J
5.625%, 2/15/13	U.S.$	185	197,523

			386,711

Consumer Cyclical - Retailers - 0.4%
CVS Caremark Corp.
6.60%, 3/15/19		85	99,546

Nordstrom, Inc.
6.25%, 1/15/18	180	206,487

		306,033

Consumer Non-Cyclical - 1.9%
Altria Group, Inc.
9.25%, 8/06/19	150	192,994
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	154	162,925
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	180	196,841
Fortune Brands, Inc.
3.00%, 6/01/12	90	91,175
5.125%, 1/15/11	175	177,986
Kraft Foods, Inc.
6.125%, 8/23/18	210	244,226
Newell Rubbermaid, Inc.
5.50%, 4/15/13	32	34,525
Reynolds American, Inc.
7.625%, 6/01/16	173	201,210
Whirlpool Corp.
8.60%, 5/01/14	20	23,859

		1,325,741

Energy - 1.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	34	32,800
Hess Corp.
8.125%, 2/15/19	35	45,025
Marathon Oil Corp.
7.50%, 2/15/19	58	71,330
Nabors Industries, Inc.
9.25%, 1/15/19	160	203,460
Noble Energy, Inc.
8.25%, 3/01/19	153	190,840
Noble Holding International Ltd.
4.90%, 8/01/20	15	15,679
Valero Energy Corp.
6.875%, 4/15/12	215	230,956
Weatherford International Ltd.
5.15%, 3/15/13	225	237,807
Williams Cos., Inc. (The)
7.875%, 9/01/21	72	87,330

		1,115,227

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	28	28,796
Motorola, Inc.
7.50%, 5/15/25	181	202,094
Xerox Corp.
8.25%, 5/15/14	165	195,750

		426,640

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	90	96,041

5.75%, 12/15/16		70	75,019

			171,060

Transportation - Railroads - 0.3%
CSX Corp.
7.375%, 2/01/19		149	184,420

Transportation - Services - 0.1%
Ryder System, Inc.
7.20%, 9/01/15		71	82,651

			11,568,250

Financial Institutions - 11.9%
Banking - 6.7%
American Express Credit Corp.
0.449%, 2/24/12 (c)		320	316,878
ANZ Capital Trust III
1.379%, 12/15/53 (c)	EUR	210	191,563
Bank of Scotland PLC
5.625%, 5/23/13		120	164,570
Barclays Bank PLC
4.75%, 3/15/20 (c)		160	144,389
BBVA Senior Finance SAU Series G
3.625%, 5/14/12		150	197,074
Bear Stearns Cos. LLC (The)
0.728%, 11/28/11 (c)	U.S.$	195	194,911
Capital One Financial Corp.
7.375%, 5/23/14		170	197,599
Citigroup, Inc.
5.50%, 4/11/13		185	196,558
Commonwealth Bank of Australia
0.737%, 9/28/16 (c)		200	194,202
Deutsche Bank AG/London
4.875%, 5/20/13		181	194,843
Fifth Third Bank
4.75%, 2/01/15		250	261,806
Lloyds TSB Bank PLC
4.375%, 1/12/15 (a)		195	197,570
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	133,025
Merrill Lynch & Co., Inc.
0.768%, 6/05/12 (c)		320	314,414
Morgan Stanley
5.50%, 7/24/20		175	176,084
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		90	94,054
National Capital Trust II
5.486%, 3/23/15 (a)(c)		100	89,715
National City Bank/Cleveland OH
6.25%, 3/15/11		235	242,027
Royal Bank of Scotland NV
1.237%, 3/09/15 (c)		450	364,394
Santander International Debt SA
5.125%, 4/11/11	EUR	100	132,776
Standard Chartered Bank
5.875%, 9/26/17 (a)		100	141,709

Swedbank AB
0.625%, 5/18/17 (c)	U.S.$	200	181,817
UBS AG/Stamford CT
5.875%, 7/15/16		195	210,993
Wachovia Corp.
5.50%, 5/01/13		175	192,126

			4,725,097

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		70	70,753

Finance - 0.6%
General Electric Capital Corp.
4.80%, 5/01/13		225	241,795
SLM Corp.
0.933%, 11/15/11 (c)	EUR	155	189,868

			431,663

Insurance - 4.2%
Aetna, Inc.
6.75%, 12/15/37	U.S.$	257	291,369
Allstate Corp. (The)
6.125%, 5/15/37 (c)		90	82,237
CIGNA Corp.
5.125%, 6/15/20		90	94,786
Coventry Health Care, Inc.
5.95%, 3/15/17		40	39,220
6.125%, 1/15/15		20	20,463
6.30%, 8/15/14		125	131,561
Genworth Financial, Inc.
6.515%, 5/22/18		230	231,211
Hartford Life Institutional Funding
5.375%, 1/17/12	GBP	150	240,148
Humana, Inc.
6.30%, 8/01/18	U.S.$	25	26,595
6.45%, 6/01/16		20	21,788
7.20%, 6/15/18		180	201,243
Lincoln National Corp.
8.75%, 7/01/19		47	59,127
Markel Corp.
7.125%, 9/30/19		60	67,824
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		135	143,789
Metropolitan Life Global Funding I
5.125%, 4/10/13 (a)		165	179,740
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	187,759
Principal Financial Group, Inc.
7.875%, 5/15/14		115	135,123
Prudential Financial, Inc.
6.20%, 1/15/15		135	149,725
Series D
7.375%, 6/15/19		25	29,554
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(c)		105	90,968
UnitedHealth Group, Inc.
5.25%, 3/15/11		220	225,321

6.00%, 2/15/18	65	74,807
WellPoint, Inc.
5.875%, 6/15/17	20	22,457
7.00%, 2/15/19	45	53,741
XL Capital Ltd.
5.25%, 9/15/14	186	196,455

		2,997,011

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15	183	186,193

		8,410,717

Utility - 3.4%
Electric - 1.7%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)(b)	175	190,677
Ameren Corp.
8.875%, 5/15/14	113	131,076
FirstEnergy Corp. Series B
6.45%, 11/15/11	10	10,520
Nisource Finance Corp.
6.15%, 3/01/13	175	191,289
Ohio Power Co. Series F
5.50%, 2/15/13	118	128,370
PPL Energy Supply LLC
6.50%, 5/01/18	180	201,340
Progress Energy, Inc.
7.10%, 3/01/11	210	217,319
Teco Finance, Inc.
4.00%, 3/15/16	45	46,491
5.15%, 3/15/20	55	58,705
Union Electric Co.
6.70%, 2/01/19	25	29,608

		1,205,395

Natural Gas - 1.4%
DCP Midstream LLC
9.75%, 3/15/19 (a)	155	200,853
Energy Transfer Partners LP
6.125%, 2/15/17	225	242,976
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	225	249,398
EQT Corp.
8.125%, 6/01/19	35	42,287
Spectra Energy Capital LLC
8.00%, 10/01/19	170	210,482
Williams Partners LP
3.80%, 2/15/15	48	49,621

		995,617

Other Utility - 0.3%
Veolia Environnement
5.25%, 6/03/13	175	191,525

		2,392,537

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)		416	431,600
Petrobras International Finance Co.
5.75%, 1/20/20		290	308,320

			739,920

Total Corporates - Investment Grades (cost $21,714,493)			23,111,424

GOVERNMENTS - SOVEREIGN AGENCIES - 11.9%
Australia - 1.5%
Macquarie Bank Ltd.
2.60%, 1/20/12 (a)		265	270,147
Suncorp-Metway Ltd.
2.026%, 7/16/12 (a)(c)		750	769,682

			1,039,829

Netherlands - 2.5%
ING Bank NV
2.625%, 2/09/12 (a)		340	346,697
NIBC Bank NV
3.125%, 2/17/12	EUR	530	709,626
SNS Bank NV
2.875%, 1/30/12		535	712,407

			1,768,730

New Zealand - 0.4%
ANZ National International Ltd.
0.527%, 8/05/11 (a)(c)	U.S.$	300	300,240

United Kingdom - 4.6%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	475	764,618
Royal Bank of Scotland PLC (The)
1.121%, 5/11/12 (a)(c)	U.S.$	650	650,567
Skipton Building Society
2.00%, 4/05/12	GBP	480	761,216
West Bromwich Building Society
2.00%, 4/05/12		344	547,329
Yorkshire Building Society
2.00%, 3/30/12		323	513,913

			3,237,643

United States - 2.9%
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11	EUR	1,535	2,059,239

Total Governments - Sovereign Agencies (cost $8,473,055)			8,405,681

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
Non-Agency Fixed Rate CMBS - 7.0%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	U.S.$	490	502,938
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/13/50		380	390,413
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.816%, 12/10/49		200	212,329
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.825%, 6/15/38		450	482,107
Series 2006-C5, Class A3
5.311%, 12/15/39		255	258,129
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		135	138,578
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		325	344,258
Series 2007-C1, Class A4
5.716%, 2/15/51		325	329,966
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class A4
5.424%, 2/15/40		600	617,009
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		390	407,586
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		450	482,999
Series 2007-C31, Class A4
5.509%, 4/15/47		450	428,698
Series 2007-C32, Class A3
5.74%, 6/15/49		375	365,333

			4,960,343

Non-Agency Floating Rate CMBS - 0.4%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.811%, 10/15/21 (a)(c)		190	165,320
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.788%, 3/06/20 (a)(c)		105	92,823

			258,143

Total Commercial Mortgage-Backed Securities (cost $5,029,868)			5,218,486

GOVERNMENTS - TREASURIES - 6.2%
New Zealand - 3.2%
New Zealand Government Bond
Series 1111
6.00%, 11/15/11	NZD	3,015	2,251,523

United States - 3.0%
U.S. Treasury Notes
2.50%, 4/30/15	U.S.$	2,025	2,118,814

Total Governments - Treasuries (cost $4,019,874)			4,370,337

MORTGAGE PASS-THRU’S - 5.0%
Agency Fixed Rate 30-Year - 3.8%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.50%, 12/01/33		1,116	1,241,207
Series 2008
6.50%, 7/01/34		703	782,586
Federal National Mortgage Association
Series 2008
6.50%, 10/01/35		581	649,239

			2,673,032

Agency ARMs - 1.2%
Federal Home Loan Mortgage Corp.
Series 2006
6.127%, 12/01/36 (c)		144	152,482
Series 2007
5.805%, 4/01/37 (c)		415	437,978
Federal National Mortgage Association
Series 2006
5.651%, 11/01/36 (c)		263	278,997

			869,457

Total Mortgage Pass-Thru’s (cost $3,305,595)			3,542,489

CMOs - 4.0%
Agency Floating Rate - 2.3%
Fannie Mae REMICs
Series 2004-92, Class FD
0.679%, 5/25/34 (c)		123	122,784
Series 2005-21, Class FM
0.679%, 3/25/35 (c)		118	117,357
Series 2005-72, Class AF
0.629%, 8/25/35 (c)		214	213,396
Series 2006-42, Class JF
0.839%, 6/25/36 (c)		173	173,540
Freddie Mac Reference REMIC
Series R008, Class FK
0.741%, 7/15/23 (c)		451	446,237

Freddie Mac REMICs
Series 3067, Class FA
0.691%, 11/15/35 (c)		549	546,142

			1,619,456

Non-Agency Floating Rate - 0.9%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.402%, 12/25/35 (c)		136	75,059
Series 2007-OA3, Class M1
0.639%, 4/25/47 (c)(d)		120	397
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.413%, 3/25/36 (c)		406	231,328
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
0.929%, 10/25/45 (c)		182	12,393
Series 2006-AR17, Class B1
0.719%, 12/25/46 (c)(d)		297	854
Series 2007-OA5, Class 1A
1.152%, 6/25/47 (c)		519	323,970

			644,001

Non-Agency Fixed Rate - 0.8%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
5.506%, 5/25/36		262	125,642
Series 2007-1, Class 21A1
5.451%, 1/25/47		392	225,859
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.396%, 6/25/46		359	153,373
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.062%, 12/25/35		91	87,765

			592,639

Total CMOs (cost $4,395,903)			2,856,096

CORPORATES - NON-INVESTMENT GRADES - 3.8%
Financial Institutions - 1.9%
Banking - 0.9%
Anglo Irish Bank Corp. Ltd.
1.689%, 6/25/14 (c)	EUR	329	198,223
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (c)(e)		100	74,931
National Westminster Bank PLC
2.932%, 10/05/10 (c)		200	203,291
Zions Bancorporation
5.50%, 11/16/15	U.S.$	130	117,148
6.00%, 9/15/15		25	23,321

			616,914

Brokerage - 0.3%
Lehman Brothers Holdings, Inc.
2.951%, 5/25/10 (c)(e)		435	91,350
3.018%, 1/12/12 (c)(e)		440	92,400

			183,750

Finance - 0.4%
International Lease Finance Corp.
0.877%, 7/13/12 (c)		230	207,466
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	85	112,706

			320,172

Insurance - 0.3%
ING Capital Funding TR III
8.439%, 12/31/10 (c)	U.S.$	130	124,800
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		105	93,450

			218,250

			1,339,086

Industrial - 1.8%
Basic - 0.6%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13 (d)(e)		275	33,344
United States Steel Corp.
6.65%, 6/01/37		238	202,895
Weyerhaeuser Co.
7.375%, 3/15/32		204	203,948

			440,187

Capital Goods - 0.2%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	139,750

Communications - Media - 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (a)	U.S.$	24	25,140
8.125%, 4/30/20 (a)		8	8,460
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	50	64,506

			98,106

Communications - Telecommunications - 0.1%
Cricket Communications, Inc.
7.75%, 5/15/16	U.S.$	35	36,225
Windstream Corp.
7.875%, 11/01/17		55	55,962

			92,187

Consumer Cyclical - Other - 0.1%
Standard Pacific Corp.
10.75%, 9/15/16		35	37,625

Consumer Non-Cyclical - 0.6%
ARAMARK Corp.
3.966%, 2/01/15 (c)		200	184,000

HCA Inc.
7.58%, 9/15/25	65	60,125
Universal Health Services, Inc.
7.125%, 6/30/16	135	141,844

		385,969

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	85	82,025

		1,275,849

Utility - 0.1%
Electric - 0.1%
Edison Mission Energy
7.00%, 5/15/17	115	78,200

Total Corporates - Non-Investment Grades (cost $3,936,916)		2,693,135

ASSET-BACKED SECURITIES - 3.5%
Home Equity Loans - Floating Rate - 1.7%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.779%, 4/25/37 (c)(d)	175	3,786
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
0.489%, 4/25/37 (c)	255	110,955
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.618%, 1/20/36 (c)	178	145,558
Series 2007-2, Class M1
0.648%, 7/20/36 (c)	415	221,680
Lehman XS Trust
Series 2006-18N, Class M2
0.739%, 12/25/36 (c)(d)	224	131
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
0.559%, 10/25/36 (c)(d)	200	951
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.519%, 6/25/37 (c)	430	250,383
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.459%, 4/25/37 (c)	213	153,343
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.689%, 3/25/37 (c)(d)	135	1,499
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.629%, 4/25/34 (c)	381	304,956

		1,193,242

Credit Cards - Floating Rate - 1.4%
BA Credit Card Trust
Series 2007-A9, Class A9
0.381%, 11/17/14 (c)	200	199,120
Chase Issuance Trust
Series 2007-A1, Class A1
0.361%, 3/15/13 (c)	315	314,839
Discover Card Master Trust
Series 2009-A1, Class A1
1.641%, 12/15/14 (c)	185	187,970
Series 2009-A2, Class A
1.641%, 2/17/15 (c)	105	106,814
Series 2010-A1, Class A1
0.991%, 9/15/15 (c)	195	195,869

		1,004,612

Autos - Floating Rate - 0.4%
Wheels SPV LLC
Series 2009-1, Class A
1.891%, 3/15/18 (a)(c)	263	263,275

Home Equity Loans - Fixed Rate - 0.0%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	202	28,648
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (f)(g)	3	0

		28,648

Other ABS - Floating Rate - 0.0%
Topanga CDO Ltd.
Series 2006-2A, Class A1
0.823%, 12/10/46 (c)(e)(f)(g)	350	0

Total Asset-Backed Securities (cost $4,428,473)		2,489,777

BANK LOANS - 3.2%
Utility - 1.8%
Electric - 1.8%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
5.06%, 5/01/14 (c)	1,000	890,000
Texas Competitive Electric Holdings Company, LLC (TXU)
3.85%-4.03%, 10/10/14 (c)	495	383,225

		1,273,225

Industrial - 1.1%
Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.59%-2.78%, 3/13/14 (c)	82	73,475

Consumer Cyclical - Other - 0.4%
Harrah’s Operating Company, Inc.
3.50%-3.53%, 1/28/15 (c)	319	272,915

November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (c)(e)(h)		522	2,611
7.75%, 3/31/11 (c)(e)		61	9,552

			285,078

Technology - 0.6%
First Data Corporation
3.07%-3.08%, 9/24/14 (c)		486	422,128

			780,681

Financial Institutions - 0.3%
Finance - 0.3%
CIT Group, Inc.
13.00%, 1/20/12 (c)		165	169,791

Total Bank Loans (cost $2,972,924)			2,223,697

QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Kazakhstan - 0.4%
KazMunaiGaz Finance Sub BV
9.125%, 7/02/18 (a)		200	242,160

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		190	205,044

Russia - 0.6%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)		410	452,025

Total Quasi-Sovereigns (cost $801,813)			899,229

SUPRANATIONALS - 1.1%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	595	338,570
Inter-American Development Bank
0.737%, 3/16/11 (c)	U.S.$	440	440,873

Total Supranationals (cost $780,389)			779,443

INFLATION-LINKED SECURITIES - 0.9%
United States - 0.9%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS) (cost $604,746)		582	619,567

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)		195	210,168

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	190	205,011

Poland - 0.2%
Poland Government International Bond
3.875%, 7/16/15	82	84,081
6.375%, 7/15/19	50	56,500

		140,581

Total Governments - Sovereign Bonds (cost $512,822)		555,760

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.1%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	100	109,250

Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19	58	67,860

Total Emerging Markets - Corporate Bonds (cost $157,818)		177,110

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Trnsp Auth CA NPFGC
6.60%, 10/01/29 (cost $115,361)	100	92,892

	Shares
SHORT-TERM INVESTMENTS - 18.3%
Investment Companies - 18.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.20% (i) (cost $12,905,483)	12,905,483	12,905,483

Total Investments - 100.5% (cost $74,155,533) (j)	70,940,606
Other assets less liabilities - (0.5)%	(384,398)

Net Assets - 100.0%	$70,556,208

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	$1,900	4/20/20	3 Month Libor	3.73%	$(166,303)
JP Morgan Chase Bank, N.A.	950	4/26/20	3 Month Libor	3.77%	(85,493)

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Schatz	24	September 2010	$3,422,332	$3,415,608	$(6,724)
Sold Contracts
Japan 10 Yr Treasury Bond	1	September 2010	1,627,409	1,641,762	(14,353)
US Long Bond	11	September 2010	1,369,758	1,415,906	(46,148)
US 2 Yr Treasury Note	11	September 2010	2,396,797	2,410,375	(13,578)

					$(80,803)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/26/10	1,320	$1,131,511	$1,190,963	$59,452
Canadian Dollar settling 9/22/10	559	529,785	543,705	13,920
Euro Dollar settling 8/11/10	758	958,232	987,989	29,757
Euro Dollar settling 8/25/10	1,611	2,078,109	2,098,908	20,799
Euro Dollar settling 8/25/10	90	111,157	117,418	6,261
Korean Won settling 9/30/10	1,716,558	1,431,240	1,447,023	15,783
Malaysian Ringgit settling 8/26/10	1,236	384,754	387,915	3,161
Norwegian Krone settling 9/02/10	2,405	373,430	395,220	21,790
Norwegian Krone settling 9/02/10	3,263	520,545	536,212	15,667
Swedish Krona settling 8/16/10	671	84,119	92,951	8,832
Swedish Krona settling 8/16/10	374	50,964	51,842	878
Swedish Krona settling 9/02/10	2,822	375,500	390,776	15,276

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 8/11/10	935	$889,730	$897,684	$7,954
Swiss Franc settling 8/11/10	291	275,383	279,729	4,346
Swiss Franc settling 8/11/10	177	169,985	169,885	(100)
Sale Contracts:
British Pound settling 9/27/10	1,902	2,900,992	2,983,446	(82,454)
Canadian Dollar settling 9/22/10	765	737,502	744,090	(6,588)
Euro Dollar settling 8/11/10	212	275,383	276,377	(994)
Euro Dollar settling 8/25/10	462	597,350	602,568	(5,218)
Euro Dollar settling 8/25/10	1,307	1,686,443	1,703,415	(16,972)
Euro Dollar settling 8/25/10	7,173	8,817,218	9,347,782	(530,564)
Japanese Yen settling 9/16/10	161,754	1,831,285	1,872,981	(41,696)
Korean Won settling 9/30/10	119,641	100,286	100,855	(569)
New Zealand Dollar settling 9/29/10	3,078	2,246,875	2,223,084	23,791
Norwegian Krone settling 9/02/10	2,395	375,500	393,618	(18,118)
Swiss Franc settling 8/11/10	1,013	958,232	972,684	(14,452)
Swiss Franc settling 8/11/10	839	724,068	805,008	(80,940)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $7,830,710 or 11.1% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2010.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2010.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Fair valued.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2010, are considered illiquid and restricted

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/12/07	$3,301	$0	0.00%
Topanga CDO Ltd. Series 2006-2A, Class A1
0.823%, 12/10/46	11/27/06	350,000	0	0.00%

(h)	Pay-In-Kind Payments (PIK).
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,854,924 and gross unrealized depreciation of investments was $(6,069,851), resulting in net unrealized depreciation of ($3,214,927).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2010, the fund’s total exposure to subprime investments was 3.48% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar

EUR	-	Euro
GBP	-	Pound Sterling
NZD	-	New Zealand Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
LIBOR	-	London Interbank Offered Rates
LP	-	Limited Partnership
NPFGC	-	National Public Finance Guarantee Corporation
OJSC	-	Open Joint Stock Company
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Portfolio Summary

July 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

54.3%	United States
7.8%	United Kingdom
3.6%	New Zealand
3.6%	Netherlands
2.7%	Australia
1.4%	Russia
1.1%	Supranational
0.9%	Germany
0.8%	Japan
0.7%	Ireland
0.6%	Canada
0.5%	Sweden
0.5%	Spain
3.3%	Other
18.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of July 31, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Brazil, Colombia, Croatia, Czech Republic, France, Kazakhstan, Lithuania, Luxembourg, Malaysia, Poland, South Africa and Switzerland.

AllianceBernstein Diversified Yield Fund

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1		Level 2		Level 3		Total
Corporates - Investment Grades	$–0	–	$23,111,424		$–0	–	$23,111,424
Governments - Sovereign Agencies	–0	–	8,405,681		–0	–	8,405,681
Commercial Mortgage-Backed Securities	–0	–	3,084,650		2,133,836		5,218,486
Governments - Treasuries	–0	–	4,370,337		–0	–	4,370,337
Mortgage Pass-Thru’s	–0	–	3,542,489		–0	–	3,542,489
CMOs	–0	–	1,619,456		1,236,640		2,856,096
Corporates - Non-Investment Grades	–0	–	2,693,135		–0	–	2,693,135
Asset-Backed Securities	–0	–	1,267,887		1,221,890		2,489,777
Bank Loans	–0	–	–0	–	2,223,697		2,223,697
Quasi-Sovereigns	–0	–	899,229		–0	–	899,229
Supranationals	–0	–	440,873		338,570		779,443
Inflation-Linked Securities	–0	–	619,567		–0	–	619,567
Governments - Sovereign Bonds	–0	–	555,760		–0	–	555,760
Emerging Markets - Corporate Bonds	–0	–	177,110		–0	–	177,110
Local Governments - Municipal Bonds	–0	–	92,892		–0	–	92,892
Short-Term Investments	12,905,483		–0	–	–0	–	12,905,483

Total Investments in Securities	12,905,483		50,880,490		7,154,633		70,940,606
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	–0	–	247,667		–0	–	247,667
Swaps	–0	–	–0	–	–0	–	–0	–
Futures	–0	–	–0	–	–0	–	–0	–

Liabilities
Forward Currency Exchange Contracts	–0	–	(798,665)		–0	–	(798,665)
Swaps	–0	–	(251,796)		–0	–	(251,796)
Futures	(80,803)		–0	–	–0	–	(80,803)

Total	$12,824,680		$50,077,696		$7,154,633		$70,057,009

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades		Commercial Mortgage-Backed Securities		Government - Treasuries		CMOs
Balance as of 10/31/09	$490,845		$–0	–	$839,328		$1,098,627
Accrued discounts/ premiums	1,121		–0	–	462		(472)
Realized gain (loss)	6,619		–0	–	(22,127)		41
Change in unrealized appreciation/ depreciation	37,015		–0	–	(116,783)		1,119,605
Net purchases (sales)	(104,000)		–0	–	(700,880)		(1,207,020)
Transfers into Level 3	–0	–	2,133,836		–0	–	225,859
Transfers out of Level 3	(431,600)		–0	–	–0	–	–0	–

Balance as of 7/31/10	$–0	–	$2,133,836		$–0	–	$1,236,640

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$–0	–	$350,428		$–0	–	$58,036

	Corporates - Non- Investment Grades		Asset-Backed Securities		Bank Loans		Quasi-Sovereign
Balance as of 10/31/09	$100,250		$974,714		$3,075,680		$970,600
Accrued discounts/ premiums	–0	–	(553)		22,365		(48)
Realized gain (loss)	–0	–	(992)		(28,460)		44,725
Change in unrealized appreciation/ depreciation	9,000		584,701		57,101		(3,841)
Net purchases (sales)	–0	–	(335,980)		(902,989)		(559,411)
Transfers into Level 3	–0	–	–0	–	–0	–	–0	–
Transfers out of Level 3	(109,250)		–0	–	–0	–	(452,025)

Balance as of 7/31/10	$–0	–	$1,221,890		$2,223,697		$–0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$–0	–	$336,120		$42,527		$–0	–

	Supranationals		Government - Sovereign Bonds		Total
Balance as of 10/31/09	$–0	–	$319,362		$7,869,406
Accrued discounts/ premiums	53		10		22,938
Realized gain (loss)	–0	–	26,443		26,249
Change in unrealized appreciation/ depreciation	(1,819)		(22,335)		1,662,644
Net purchases (sales)	340,336		(266,980)		(3,736,924)
Transfers into Level 3	–0	–	–0	–	2,359,695
Transfers out of Level 3	–0	–	(56,500)		(1,049,375)

Balance as of 7/31/10	$338,570		$–0	–	$7,154,633

Net change in unrealized appreciation/depreciation from investments held as of 7/31/10	$(1,819)		$–0	–	$785,292

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Diversified Yield Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010